Obligations Under Finance Leases (Details) - Summary of Finance Lease, Liability, Fiscal Year Maturity - GBP (£)	Dec. 31, 2021	Dec. 31, 2020
Finance Lease, Liability, to be Paid [Abstract]
Not later than 1 year	£ 130,009	£ 260,018
Later than 1 year and not later than 5 years	0	130,009
Finance lease, liability, to be paid	130,009	390,027
Less: future finance charges	(2,835)	(22,517)
Present value of minimum lease payments	£ 127,174	£ 367,510